Submission	Feb. 18, 2025
Submission [Line Items]
Central Index Key	0000936340
Registrant Name	DTE Energy Company
Registration File Number	333-264196
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES